RELATED PARTY TRANSACTIONS - Stock Issuance and obligation to issue (Details) - Stockholder - USD ($)		12 Months Ended
	Dec. 01, 2024	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
RELATED PARTY TRANSACTIONS
Issuance of common shares (in shares)		300,000	300,000
Obligation to issue shares				$ 167,750
Service period covered by obligation to issue shares			1 year
Value of the shares granted	$ 183,000	$ 183,000